Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (11.5%)
*	Chegg Inc.	97,249	5,940
*	Deckers Outdoor Corp.	23,073	4,212
	Churchill Downs Inc.	28,849	3,827
*	SiteOne Landscape Supply Inc.	33,564	3,568
	Strategic Education Inc.	17,520	2,972
	Texas Roadhouse Inc.	54,219	2,811
	Wingstop Inc.	22,257	2,714
*	Fox Factory Holding Corp.	30,908	2,229
	Cracker Barrel Old Country Store Inc.	19,725	2,113
	LCI Industries	20,027	1,981
*,^	Eldorado Resorts Inc.	54,024	1,916
*	YETI Holdings Inc.	57,621	1,850
	Aaron's Inc.	49,135	1,814
*	National Vision Holdings Inc.	64,326	1,723
*	Crocs Inc.	56,647	1,623
	Steven Madden Ltd.	68,960	1,622
*	Dorman Products Inc.	22,155	1,549
	Monro Inc.	26,816	1,478
*	LGI Homes Inc.	16,443	1,372
	Lithia Motors Inc. Class A	11,300	1,363
*	Cavco Industries Inc.	7,075	1,346
*	Shake Shack Inc. Class A	23,803	1,322
	Boyd Gaming Corp.	60,014	1,283
	Papa John's International Inc.	16,163	1,259
*	Asbury Automotive Group Inc.	15,838	1,145
*	BJ's Wholesale Club Holdings Inc.	31,565	1,136
*	Gentherm Inc.	27,138	1,105
	American Eagle Outfitters Inc.	116,377	1,066
	Core-Mark Holding Co. Inc.	37,207	1,041
	Rent-A-Center Inc.	40,525	1,032
*	Skyline Champion Corp.	41,305	1,026
*	Avis Budget Group Inc.	47,227	1,017
*	Meritor Inc.	48,639	991
	Winnebago Industries Inc.	18,016	980
*	Perdoceo Education Corp.	56,705	923
*	American Woodmark Corp.	13,839	869
*	Rh	3,916	849
	Bloomin' Brands Inc.	71,811	819
*	Cardlytics Inc.	11,790	803
	Red Rock Resorts Inc. Class A	57,399	792
*	Malibu Boats Inc. Class A	16,756	790
	Sturm Ruger & Co. Inc.	12,477	778
	Cheesecake Factory Inc.	34,095	732
*	Scientific Games Corp.	45,842	721
*	Sonos Inc.	65,532	712

*	SeaWorld Entertainment Inc.	38,734	700
*,^	Stitch Fix Inc. Class A	30,161	697
	Inter Parfums Inc.	14,463	671
	Wolverine World Wide Inc.	31,788	666
*	Sleep Number Corp.	21,118	658
*	Liberty Media Corp -Liberty Braves Class C	29,590	649
	Brinker International Inc.	23,309	614
	Camping World Holdings Inc. Class A	27,155	575
	Marriott Vacations Worldwide Corp.	6,157	553
*	IMAX Corp.	43,153	544
*	Boot Barn Holdings Inc.	23,295	500
^	Children's Place Inc.	11,979	499
	Meredith Corp.	32,521	486
*	Murphy USA Inc.	4,137	480
	KB Home	14,371	475
*	Universal Electronics Inc.	10,097	457
*	1-800-Flowers.com Inc. Class A	20,450	453
*	GoPro Inc. Class A	95,533	450
*	Gray Television Inc.	30,500	425
*	America's Car-Mart Inc.	5,142	409
	La-Z-Boy Inc.	15,726	404
*	Denny's Corp.	35,709	387
*	WillScot Corp.	28,901	386
*	QuinStreet Inc.	37,882	384
*	Penn National Gaming Inc.	11,559	379
	Interface Inc.	43,133	366
	Dine Brands Global Inc.	7,838	356
	BJ's Restaurants Inc.	15,869	345
	Dave & Buster's Entertainment Inc.	25,412	335
	Viad Corp.	16,494	302
*	Monarch Casino & Resort Inc.	7,441	299
	Twin River Worldwide Holdings Inc.	14,225	297
*	Central European Media Enterprises Ltd. Class A	73,021	292
*	Century Communities Inc.	9,843	291
*,^	Vivint Solar Inc.	36,252	273
*	Fitbit Inc.	39,717	252
*	Taylor Morrison Home Corp. Class A	11,973	231
	Oxford Industries Inc.	5,346	228
*	MasterCraft Boat Holdings Inc.	15,172	225
	Johnson Outdoors Inc. Class A	2,805	218
	Jack in the Box Inc.	2,913	195
*	Liberty Media Corp -Liberty Braves	8,258	187
	Ruth's Hospitality Group Inc.	22,540	183
	Systemax Inc.	7,591	159
	Standard Motor Products Inc.	3,644	155
	Collectors Universe Inc.	6,814	152
*	RealReal Inc.	11,173	150
*	Lindblad Expeditions Holdings Inc.	18,890	148
*	Liberty TripAdvisor Holdings Inc. Class A	59,336	141
*	Noodles & Co.	23,594	138
*	Lovesac Co.	6,998	128
	Kontoor Brands Inc.	8,680	127
*	Hemisphere Media Group Inc.	12,650	124
	Clarus Corp.	11,685	123
*	PlayAGS Inc.	21,930	114
	Winmark Corp.	768	110
	Designer Brands Inc. Class A	17,967	110

*	Funko Inc. Class A	17,877	101
*	Boston Omaha Corp. Class A	5,986	98
	PriceSmart Inc.	1,585	86
*	Overstock.com Inc.	4,681	86
*	Golden Entertainment Inc	7,000	85
*	Drive Shack Inc.	44,513	79
*	LiveXLive Media Inc.	27,336	78
	Marine Products Corp.	6,068	68
*	K12 Inc.	2,610	64
*	Fluent Inc.	30,791	61
*	MDC Partners Inc. Class A	45,070	59
	Nathan's Famous Inc.	1,006	56
*	elf Beauty Inc.	3,116	53
*	Chuy's Holdings Inc.	3,235	52
*,^	Revlon Inc. Class A	4,984	51
*	Rosetta Stone Inc.	2,708	50
	Hamilton Beach Brands Holding Co. Class A	5,203	50
*	Stoneridge Inc.	2,355	48
*	Cars.com Inc.	7,723	48
^	Tailored Brands Inc.	36,464	47
*	Quotient Technology Inc.	6,111	43
*	Lumber Liquidators Holdings Inc.	4,223	42
*	Duluth Holdings Inc.	8,467	38
*	Biglari Holdings Inc. Class B	616	38
	National Presto Industries Inc.	386	35
*	Leaf Group Ltd.	10,553	29
*	Purple Innovation Inc. Class A	1,807	26
*	Kura Sushi USA Inc. Class A	1,499	22
	Superior Group of Cos. Inc.	1,962	20
*,^	Eros International plc	5,705	18
*	MarineMax Inc.	937	18
*	Inspired Entertainment Inc.	6,526	18
*	Legacy Housing Corp.	1,344	17
*	Hibbett Sports Inc.	903	17
	National CineMedia Inc.	5,453	15
*	Regis Corp.	1,421	15
	Entravision Communications Corp. Class A	9,477	14
*	Green Brick Partners Inc.	1,194	13
*	Casper Sleep Inc.	1,689	12
*	At Home Group Inc.	2,501	12
*	OneWater Marine Inc.	787	12
	Hooker Furniture Corp.	665	11
	Clear Channel Outdoor Holdings Inc.	10,321	10
*	Hudson Ltd. Class A	1,893	10
*	Carrols Restaurant Group Inc.	1,533	7
*	ZAGG Inc.	1,283	4
			94,705
Consumer Staples (3.5%)
*	Boston Beer Co. Inc. Class A	6,863	3,876
*	Helen of Troy Ltd.	20,636	3,754
*	Performance Food Group Co.	105,016	2,799
*	Freshpet Inc.	28,275	2,182
	WD-40 Co.	11,293	2,166
	Sanderson Farms Inc.	13,731	1,813
	Lancaster Colony Corp.	11,262	1,728
	J&J Snack Foods Corp.	12,422	1,598
	Vector Group Ltd.	85,954	982

	Coca-Cola Consolidated Inc.	3,849	937
	Medifast Inc.	9,120	933
*	USANA Health Sciences Inc.	10,352	877
	Calavo Growers Inc.	13,313	779
	John B Sanfilippo & Son Inc.	7,093	617
*,^	National Beverage Corp.	9,739	555
	Tootsie Roll Industries Inc.	12,204	435
	MGP Ingredients Inc.	10,739	403
*	BellRing Brands Inc. Class A	19,187	385
*	Chefs' Warehouse Inc.	20,187	299
*,^	Celsius Holdings Inc.	24,578	228
*	Lifevantage Corp.	11,486	176
	PetMed Express Inc.	4,706	170
	Turning Point Brands Inc.	6,817	163
*,^	HF Foods Group Inc.	17,818	128
	B&G Foods Inc.	5,356	124
*	New Age Beverages Corp.	62,779	95
*,^	22nd Century Group Inc.	95,519	79
	Limoneira Co.	3,672	49
*	Calyxt Inc.	7,282	32
*	Greenlane Holdings Inc. Class A	7,739	27
*	Bridgford Foods Corp.	1,349	21
*	Craft Brew Alliance Inc.	738	11
*,^	Youngevity International Inc.	6,458	11
			28,432
Energy (1.1%)
*	Enphase Energy Inc.	75,434	4,390
*	Sunrun Inc.	92,735	1,549
	Cactus Inc.	38,439	733
*	TPI Composites Inc.	23,904	496
	DMC Global Inc	11,624	332
	Brigham Minerals Inc. Class A	16,322	216
	CVR Energy Inc.	10,136	207
*	ProPetro Holding Corp.	37,790	187
	Solaris Oilfield Infrastructure Inc. Class A	25,569	177
*,^	Tellurian Inc.	77,835	78
*	Matador Resources Co.	9,362	73
	Liberty Oilfield Services Inc. Class A	12,576	65
	Evolution Petroleum Corp.	19,755	48
	Golar LNG Ltd.	5,930	47
*	Goodrich Petroleum Corp.	4,635	37
*	Altus Midstream Co. Class A	40,390	28
*	Ring Energy Inc.	19,904	24
*	PrimeEnergy Resources Corp.	282	21
*	NextDecade Corp.	10,361	16
	Falcon Minerals Corp.	4,938	12
*	RigNet Inc.	11,320	11
*	US Well Services Inc.	12,401	6
*	FTS International Inc.	613	4
*	Rosehill Resources Inc.	8,155	3
*	SilverBow Resources Inc.	568	2
			8,762
Financial Services (9.7%)
	EastGroup Properties Inc.	31,587	3,672
	First Financial Bankshares Inc.	106,660	3,268
	QTS Realty Trust Inc. Class A	47,285	3,244

	RLI Corp.	32,821	2,591
	Kinsale Capital Group Inc.	16,778	2,505
*	eHealth Inc.	18,719	2,441
	FirstCash Inc.	33,894	2,365
	Ares Management Corp. Class A	58,714	2,217
*	Redfin Corp.	73,508	2,204
	PS Business Parks Inc.	16,457	2,199
	Houlihan Lokey Inc.	34,615	2,093
	Federated Hermes Inc.	79,181	1,753
	National Storage Affiliates Trust	48,764	1,463
	EVERTEC Inc.	49,814	1,451
	Essent Group Ltd.	42,448	1,403
	Ryman Hospitality Properties Inc.	40,220	1,375
	Hamilton Lane Inc. Class A	18,064	1,322
*	Green Dot Corp. Class A	32,923	1,257
	Uniti Group Inc.	152,040	1,254
	Four Corners Property Trust Inc.	57,504	1,243
	Cohen & Steers Inc.	18,672	1,187
	GEO Group Inc.	97,760	1,171
	Selective Insurance Group Inc.	21,839	1,145
*	Palomar Holdings Inc.	15,130	1,126
	ServisFirst Bancshares Inc.	31,936	1,114
	Innovative Industrial Properties Inc.	13,374	1,093
	CareTrust REIT Inc.	58,499	1,090
	Moelis & Co. Class A	31,793	1,069
	American Assets Trust Inc.	39,695	1,039
*	Cushman & Wakefield plc	87,131	893
	Universal Health Realty Income Trust	9,540	891
	National Health Investors Inc.	15,169	842
*	NMI Holdings Inc. Class A	54,140	832
	First Industrial Realty Trust Inc.	21,248	805
*	Evo Payments Inc. Class A	32,793	726
	Kennedy-Wilson Holdings Inc.	51,223	718
*,^	Trupanion Inc.	23,647	712
*	Focus Financial Partners Inc. Class A	25,343	706
	National General Holdings Corp.	33,342	677
*	Axos Financial Inc.	30,126	657
	Artisan Partners Asset Management Inc. Class A	22,105	640
	Lakeland Financial Corp.	14,763	630
	PJT Partners Inc.	11,050	604
*	Cardtronics plc Class A	24,339	589
	LTC Properties Inc.	15,908	586
*	Goosehead Insurance Inc. Class A	9,418	565
	NexPoint Residential Trust Inc.	16,102	515
	Cass Information Systems Inc.	11,566	467
*	Marcus & Millichap Inc.	16,466	454
	Alexander's Inc.	1,743	453
^	Tanger Factory Outlet Centers Inc.	73,617	453
	James River Group Holdings Ltd.	11,699	452
	Newmark Group Inc. Class A	105,308	448
	Glacier Bancorp Inc.	10,285	424
	iStar Inc.	34,679	379
	Easterly Government Properties Inc.	14,018	351
	Bank of NT Butterfield & Son Ltd.	14,193	347
	Community Healthcare Trust Inc.	9,514	346
*	I3 Verticals Inc. Class A	11,925	344
*	Mr Cooper Group Inc.	30,148	336

	RMR Group Inc. Class A	12,373	334
	UMH Properties Inc.	24,851	310
	Meta Financial Group Inc.	16,142	292
	Bank First Corp.	4,504	281
	Terreno Realty Corp.	5,449	279
	Independent Bank Group Inc.	7,314	277
	Saul Centers Inc.	8,890	270
*	Enova International Inc.	17,313	245
	Westamerica BanCorp	4,003	236
	Diamond Hill Investment Group Inc.	2,236	235
*	Enstar Group Ltd.	1,630	232
*	Triumph Bancorp Inc.	8,768	215
	Veritex Holdings Inc.	12,173	213
	National Bank Holdings Corp. Class A	7,921	208
	Ameris Bancorp	7,918	192
*,^	eXp World Holdings Inc.	16,817	180
*	Paysign Inc.	24,593	178
	Independent Bank Corp.	2,553	177
	Kearny Financial Corp.	20,362	174
*	World Acceptance Corp.	2,614	174
*	International Money Express Inc.	14,655	162
	FB Financial Corp.	6,729	159
*,^	Benefytt Technologies Inc. Class A	8,041	158
*	Seacoast Banking Corp. of Florida	7,022	153
	Monmouth Real Estate Investment Corp.	11,657	151
	First Foundation Inc.	9,982	149
	Universal Insurance Holdings Inc.	8,206	147
	Federal Agricultural Mortgage Corp. Class C	2,232	143
	Cowen Inc.	10,769	141
*	Assetmark Financial Holdings Inc.	5,222	139
	Gladstone Commercial Corp.	7,765	139
	Preferred Bank	3,372	127
	WisdomTree Investments Inc.	41,491	124
	Greenhill & Co. Inc.	12,442	124
	Armada Hoffler Properties Inc.	14,162	122
	Essential Properties Realty Trust Inc.	8,801	120
	Bluerock Residential Growth REIT Inc.	18,662	120
	PennyMac Financial Services Inc.	3,532	119
	Cambridge Bancorp	1,981	115
	Stock Yards Bancorp Inc.	3,365	114
	Walker & Dunlop Inc.	2,711	110
	United Community Banks Inc.	5,607	110
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,695	107
	Safeguard Scientifics Inc.	15,876	100
	Sculptor Capital Management Inc. Class A	7,382	93
	Clipper Realty Inc.	12,170	90
	Hingham Institution For Savings The	542	89
	New Senior Investment Group Inc.	30,451	88
	Curo Group Holdings Corp.	12,660	85
*	TriState Capital Holdings Inc.	5,636	84
	Silvercrest Asset Management Group Inc. Class A	7,368	83
*	HarborOne Bancorp Inc.	9,869	79
*	BRP Group Inc. Class A	6,340	79
	City Holding Co.	1,150	72
	Crawford & Co. Class A	11,141	67
	Independent Bank Corp.	4,853	67
	Meridian Bancorp Inc.	5,687	65

Virtus Investment Partners Inc.	653	61
FedNat Holding Co.	4,968	61
Pzena Investment Management Inc. Class A	14,768	60
HomeTrust Bancshares Inc.	3,691	57
* Regional Management Corp.	3,463	55
GAMCO Investors Inc. Class A	4,027	52
Greene County Bancorp Inc.	2,335	51
West BanCorp Inc.	2,762	49
OceanFirst Financial Corp.	2,913	49
* Siebert Financial Corp.	7,042	48
* Coastal Financial Corp.	3,691	47
Eagle Bancorp Inc.	1,442	47
* MBIA Inc.	6,100	43
* Baycom Corp.	3,213	42
United Fire Group Inc.	1,512	41
American Finance Trust Inc.	5,352	39
Heritage Commerce Corp.	4,720	38
Safehold Inc.	608	33
First Financial Corp.	949	33
Fidelity D&D Bancorp Inc.	867	33
* Esquire Financial Holdings Inc.	1,907	33
First Defiance Financial Corp.	1,962	33
* Maui Land & Pineapple Co. Inc.	3,021	32
Global Indemnity Ltd.	1,249	30
^ Pennsylvania REIT	26,801	30
Heritage Insurance Holdings Inc.	2,359	30
Investar Holding Corp.	2,183	28
* CrossFirst Bankshares Inc.	2,843	28
* ProSight Global Inc.	3,091	27
Central Pacific Financial Corp.	1,676	27
Century Bancorp Inc. Class A	340	26
* Oportun Financial Corp.	2,643	25
* Elevate Credit Inc.	13,963	24
Hanmi Financial Corp.	2,624	24
* Avalon GloboCare Corp.	14,837	24
Midland States Bancorp Inc.	1,537	23
Investors Title Co.	173	22
People's Utah Bancorp	867	21
Value Line Inc.	721	21
* Seritage Growth Properties	2,593	20
PCSB Financial Corp.	1,523	20
Alerus Financial Corp.	1,074	19
State Auto Financial Corp.	939	19
Waterstone Financial Inc.	1,218	18
Marlin Business Services Corp.	2,202	16
FS Bancorp Inc.	383	16
* Malvern Bancorp Inc.	1,253	15
Union Bankshares Inc.	702	14
* Atlantic Capital Bancshares Inc.	1,106	13
CNB Financial Corp.	690	12
* Richmond Mutual BanCorp Inc.	1,047	12
Northeast Bank	636	11
First Capital Inc.	167	10
Metrocity Bankshares Inc.	845	10
* Priority Technology Holdings Inc.	5,125	10
* GWG Holdings Inc.	1,140	9
Red River Bancshares Inc.	222	9

Reliant Bancorp Inc.	636	9
Southern Missouri Bancorp Inc.	325	8
Unity Bancorp Inc.	516	7
* Altisource Portfolio Solutions SA	455	6
HBT Financial Inc.	487	6
* Pioneer Bancorp Inc.	607	6
* Velocity Financial Inc.	1,467	6
Griffin Industrial Realty Inc.	116	5
* Professional Holding Corp. Class A	327	5
Provident Bancorp Inc.	519	4
Oak Valley Bancorp	311	4
Bank7 Corp.	352	4
		79,862
Health Care (33.6%)
* Teladoc Health Inc.	59,318	10,325
* Repligen Corp.	42,935	5,623
* Quidel Corp.	29,390	5,143
* Immunomedics Inc.	151,598	5,092
* Amedisys Inc.	25,770	4,949
* Novocure Ltd.	71,351	4,811
* ACADIA Pharmaceuticals Inc.	92,458	4,593
* Haemonetics Corp.	41,478	4,549
* MyoKardia Inc.	40,645	4,158
* LHC Group Inc.	24,723	4,018
* Tandem Diabetes Care Inc.	46,032	3,828
* HealthEquity Inc.	56,864	3,524
* Globus Medical Inc.	62,447	3,413
* Global Blood Therapeutics Inc.	47,580	3,327
* Iovance Biotherapeutics Inc.	100,061	3,211
* Emergent BioSolutions Inc.	37,482	3,129
* Nevro Corp.	24,555	3,084
* Ultragenyx Pharmaceutical Inc.	44,884	3,073
* Wright Medical Group NV	103,599	3,061
* Neogen Corp.	42,597	3,034
* Acceleron Pharma Inc.	30,593	3,024
* Momenta Pharmaceuticals Inc.	93,192	2,934
* Blueprint Medicines Corp.	43,978	2,865
* iRhythm Technologies Inc.	21,739	2,702
* Halozyme Therapeutics Inc.	110,456	2,681
* Arrowhead Pharmaceuticals Inc.	82,238	2,651
* Amicus Therapeutics Inc.	210,185	2,622
* NuVasive Inc.	42,639	2,584
* PTC Therapeutics Inc.	49,618	2,516
* Mirati Therapeutics Inc.	24,424	2,423
* Omnicell Inc.	34,021	2,276
* HMS Holdings Corp.	72,092	2,252
* Natera Inc.	51,200	2,245
* Biohaven Pharmaceutical Holding Co. Ltd.	35,133	2,195
* Livongo Health Inc.	36,337	2,178
* Medpace Holdings Inc.	22,673	2,105
* NeoGenomics Inc.	78,307	2,090
* ChemoCentryx Inc.	33,470	2,088
* Arena Pharmaceuticals Inc.	34,683	2,073
* Merit Medical Systems Inc.	44,001	1,980
* FibroGen Inc.	57,940	1,938
Ensign Group Inc.	41,548	1,816
* Insmed Inc.	73,100	1,776

*	Tenet Healthcare Corp.	78,939	1,718
*	Axsome Therapeutics Inc.	22,181	1,707
*	LivaNova plc	31,442	1,682
*	AMN Healthcare Services Inc.	37,822	1,678
	CONMED Corp.	22,351	1,641
*	Fate Therapeutics Inc.	49,835	1,616
*	Apellis Pharmaceuticals Inc.	46,938	1,581
*	Integer Holdings Corp.	19,522	1,546
*	Allogene Therapeutics Inc.	31,864	1,535
*	Turning Point Therapeutics Inc.	21,613	1,497
*	Intercept Pharmaceuticals Inc.	20,651	1,492
*	AtriCure Inc.	31,188	1,491
*	Kodiak Sciences Inc.	23,047	1,489
*	Pacira BioSciences Inc.	33,663	1,479
	Healthcare Services Group Inc.	61,106	1,462
*	Select Medical Holdings Corp.	90,229	1,456
*	Bridgebio Pharma Inc.	48,558	1,424
*	STAAR Surgical Co.	36,501	1,416
*	BioTelemetry Inc.	27,220	1,284
*	Heron Therapeutics Inc.	69,025	1,258
*	Ironwood Pharmaceuticals Inc.	128,315	1,249
*	Glaukos Corp.	31,938	1,245
*,^	Invitae Corp.	71,230	1,198
*	Denali Therapeutics Inc.	42,851	1,193
*	Corcept Therapeutics Inc.	78,408	1,187
*	TG Therapeutics Inc.	63,316	1,181
*	Xencor Inc.	38,890	1,176
*,^	Inovio Pharmaceuticals Inc.	78,084	1,152
*,^	Editas Medicine Inc.	42,478	1,150
*	Reata Pharmaceuticals Inc. Class A	7,856	1,142
*	Portola Pharmaceuticals Inc.	62,598	1,124
*	Cardiovascular Systems Inc.	28,287	1,095
*	Adverum Biotechnologies Inc	51,871	1,070
*	Allakos Inc.	16,006	1,040
*	REGENXBIO Inc.	27,405	1,032
*	CareDx Inc.	31,913	1,025
*	Zogenix Inc.	35,027	1,020
*	Theravance Biopharma Inc.	40,299	1,018
*	Addus HomeCare Corp.	10,248	1,014
*	Deciphera Pharmaceuticals Inc.	17,177	1,006
*	Supernus Pharmaceuticals Inc.	40,516	977
*	Veracyte Inc.	38,792	967
*	Dicerna Pharmaceuticals Inc.	43,879	946
*	Alector Inc.	28,302	925
*	Shockwave Medical Inc.	21,023	925
*	R1 RCM Inc.	85,158	904
*	Karyopharm Therapeutics Inc.	48,819	903
*	Principia Biopharma Inc.	14,117	902
*	Inspire Medical Systems Inc.	11,044	901
*,^	Esperion Therapeutics Inc.	20,818	882
*	Cytokinetics Inc.	41,822	866
*	Madrigal Pharmaceuticals Inc.	7,411	860
*,^	Tabula Rasa HealthCare Inc.	16,013	856
*	Epizyme Inc.	46,620	818
*	Twist Bioscience Corp.	21,415	813
*	Enanta Pharmaceuticals Inc.	15,656	806
*	NanoString Technologies Inc.	25,358	774

*	Providence Service Corp.	9,582	771
	US Physical Therapy Inc.	10,324	765
*	Magellan Health Inc.	10,073	755
*	Sangamo Therapeutics Inc.	67,193	752
	Atrion Corp.	1,171	752
*	Y-mAbs Therapeutics Inc.	19,577	747
*	Revance Therapeutics Inc.	35,335	739
*	Innoviva Inc.	52,436	733
*	Tactile Systems Technology Inc.	15,048	729
*	Cerus Corp.	113,316	705
*	CryoLife Inc.	29,788	677
*	Karuna Therapeutics Inc.	6,810	639
*,^	Omeros Corp.	41,814	622
*,^	Aimmune Therapeutics Inc.	37,183	618
*	Athenex Inc.	56,375	613
*	Natus Medical Inc.	27,741	594
*	RadNet Inc.	34,717	592
*	Translate Bio Inc.	28,267	586
*	Collegium Pharmaceutical Inc.	26,475	584
*	Kadmon Holdings Inc.	131,113	582
*	Arvinas Inc.	17,434	580
*	Inogen Inc.	15,043	572
*	Phreesia Inc.	19,210	563
	National Research Corp.	9,921	563
*	Axonics Modulation Technologies Inc.	15,225	558
*	Amphastar Pharmaceuticals Inc.	29,254	545
*	Codexis Inc.	43,477	540
*,^	Sorrento Therapeutics Inc.	105,950	535
*	Retrophin Inc.	33,996	533
*	Pennant Group Inc.	20,814	531
*	Vericel Corp	36,711	528
*	Heska Corp.	5,818	512
*	Vanda Pharmaceuticals Inc.	43,219	507
*	Silk Road Medical Inc.	13,218	506
*	PetIQ Inc.	16,332	501
*	Constellation Pharmaceuticals Inc.	13,871	493
*	Atara Biotherapeutics Inc.	42,827	493
*	Rocket Pharmaceuticals Inc.	26,132	492
*	CorVel Corp.	7,206	489
*	Tricida Inc.	18,062	485
*	Aerie Pharmaceuticals Inc.	34,456	483
*	Kura Oncology Inc.	28,165	481
*	BioCryst Pharmaceuticals Inc.	106,257	478
*	Amneal Pharmaceuticals Inc.	96,452	470
*	Radius Health Inc.	36,993	468
*	NextGen Healthcare Inc.	45,362	468
*	Rhythm Pharmaceuticals Inc.	23,935	464
*	Eidos Therapeutics Inc.	9,250	452
*	Cue Biopharma Inc.	16,308	451
*	Cara Therapeutics Inc.	28,399	451
*	Stemline Therapeutics Inc.	37,786	449
*,^	ZIOPHARM Oncology Inc.	151,513	448
*	Intra-Cellular Therapies Inc.	21,419	447
*	Krystal Biotech Inc.	8,647	445
*	Novavax Inc.	9,611	442
*	Lantheus Holdings Inc.	31,502	433
*	GenMark Diagnostics Inc.	45,519	432

	Phibro Animal Health Corp. Class A	15,874	416
*,^	Cortexyme Inc.	8,820	407
*	Corbus Pharmaceuticals Holdings Inc.	53,718	401
*	Surmodics Inc.	10,812	400
*	Intellia Therapeutics Inc.	22,695	397
*	Coherus Biosciences Inc.	21,149	394
*	Avrobio Inc.	19,336	391
*	Orthofix Medical Inc.	11,309	385
*	Eagle Pharmaceuticals Inc.	7,488	384
*	Antares Pharma Inc.	133,188	382
*	OrthoPediatrics Corp.	8,229	380
*	Pacific Biosciences of California Inc.	107,465	378
*,^	Dynavax Technologies Corp.	61,038	374
*	NGM Biopharmaceuticals Inc.	18,920	373
*,^	UroGen Pharma Ltd.	15,560	365
*	Health Catalyst Inc.	13,391	363
*	ImmunoGen Inc.	76,653	359
*	MacroGenics Inc.	18,404	354
*	NextCure Inc.	11,248	351
*	Catalyst Pharmaceuticals Inc.	79,440	342
*	Vapotherm Inc.	12,594	335
*	Athersys Inc.	113,256	330
*	CytomX Therapeutics Inc.	37,115	329
*	Agenus Inc.	88,156	329
*	BioDelivery Sciences International Inc.	68,779	329
*	AnaptysBio Inc.	17,119	327
*,^	CEL-SCI Corp.	24,225	323
*	Flexion Therapeutics Inc.	27,885	319
	LeMaitre Vascular Inc.	11,693	314
*	BioSpecifics Technologies Corp.	5,043	314
*	Stoke Therapeutics Inc.	11,077	306
*	Black Diamond Therapeutics Inc.	7,838	306
*	Syndax Pharmaceuticals Inc.	18,871	306
*	Quanterix Corp.	11,060	305
*	Progenics Pharmaceuticals Inc.	71,640	304
*	MEI Pharma Inc.	83,117	304
*	Phathom Pharmaceuticals Inc.	6,929	293
*	Homology Medicines Inc.	20,495	292
*,^	Clovis Oncology Inc.	41,967	290
*	REVOLUTION Medicines Inc.	9,206	283
*	Intersect ENT Inc.	25,287	282
*	Syros Pharmaceuticals Inc.	28,669	281
*	Albireo Pharma Inc.	10,485	281
*	G1 Therapeutics Inc.	16,505	280
*	SI-BONE Inc.	15,719	275
*	SIGA Technologies Inc.	45,826	275
*	Axogen Inc.	27,947	271
*	Bioxcel Therapeutics Inc.	5,812	271
*	Scholar Rock Holding Corp.	14,567	268
*	CytoSorbents Corp.	25,932	265
*	Puma Biotechnology Inc.	25,335	259
*	SpringWorks Therapeutics Inc.	6,726	256
*	Odonate Therapeutics Inc.	7,780	254
*,^	Zynex Inc.	13,053	253
*	Fluidigm Corp.	57,957	253
*	Varex Imaging Corp.	13,337	250
*	Avid Bioservices Inc.	42,795	250

*	Ocular Therapeutix Inc.	35,098	247
*	Spectrum Pharmaceuticals Inc.	83,476	245
*	Rigel Pharmaceuticals Inc.	125,303	245
	Utah Medical Products Inc.	2,437	242
*	Voyager Therapeutics Inc.	19,878	241
*	Applied Therapeutics Inc.	5,207	237
*,^	VBI Vaccines Inc.	108,425	236
*	ANI Pharmaceuticals Inc.	7,521	234
*	Eiger BioPharmaceuticals Inc	19,323	233
*	MannKind Corp.	154,440	233
*	Castle Biosciences Inc.	6,050	233
*	Gossamer Bio Inc.	19,017	231
*	Kiniksa Pharmaceuticals Ltd. Class A	10,929	228
*	Syneos Health Inc.	3,737	228
*	Ligand Pharmaceuticals Inc.	2,239	227
*	1Life Healthcare Inc.	7,006	226
*	Arcutis Biotherapeutics Inc.	6,658	223
*	Cymabay Therapeutics Inc.	56,828	211
*	MeiraGTx Holdings plc	14,111	209
*	Replimune Group Inc.	11,057	208
*	IGM Biosciences Inc.	3,196	207
*	Precision BioSciences Inc.	29,317	206
*	Atreca Inc.	11,004	203
*	Beam Therapeutics Inc.	7,856	201
*,^	Accelerate Diagnostics Inc.	22,466	188
*	HealthStream Inc.	8,055	183
*	Rubius Therapeutics Inc.	28,268	182
*,^	TherapeuticsMD Inc.	161,341	182
*	MediciNova Inc.	33,933	181
*	Chiasma Inc.	28,874	180
*	Pfenex Inc.	24,562	180
*	ADMA Biologics Inc.	52,500	173
*	Anavex Life Sciences Corp.	41,744	172
*	Beyondspring Inc.	9,967	169
*	Marinus Pharmaceuticals Inc.	66,284	168
*	Viela Bio Inc.	3,525	165
*	Affimed NV	49,944	164
*	Molecular Templates Inc.	10,537	164
*	Joint Corp.	10,749	162
*	Fulcrum Therapeutics Inc.	8,065	161
*	Aduro Biotech Inc.	48,918	160
*	Seres Therapeutics Inc.	29,128	160
*	ChromaDex Corp.	33,193	160
*	Vir Biotechnology Inc.	4,664	159
*	Accuray Inc.	73,694	155
*	Akcea Therapeutics Inc.	10,248	153
*	Cutera Inc.	11,392	151
*	Xeris Pharmaceuticals Inc.	29,272	150
*	WaVe Life Sciences Ltd.	14,645	149
*	Prevail Therapeutics Inc.	8,928	149
*	ViewRay Inc.	85,095	149
*	Crinetics Pharmaceuticals Inc.	9,106	149
*	XBiotech Inc.	10,598	148
*	Protagonist Therapeutics Inc.	8,875	147
*	Personalis Inc.	12,129	144
*	Morphic Holding Inc.	6,779	141
*	Pieris Pharmaceuticals Inc.	38,280	138

*	Magenta Therapeutics Inc.	15,509	137
*	Akero Therapeutics Inc.	5,304	135
*	Apollo Medical Holdings Inc.	7,014	132
*	TransMedics Group Inc.	9,959	132
*	UNITY Biotechnology Inc.	16,023	131
*	Kindred Biosciences Inc.	30,538	131
*	OptimizeRx Corp.	11,484	130
*	Alphatec Holdings Inc.	28,581	127
*,^	BioSig Technologies Inc.	13,480	126
*	Evolent Health Inc. Class A	13,674	121
*	Paratek Pharmaceuticals Inc.	27,259	121
*	Kala Pharmaceuticals Inc.	9,786	120
*,^	Catasys Inc.	6,039	120
*	KalVista Pharmaceuticals Inc.	10,340	116
*,^	Evofem Biosciences Inc.	21,152	115
*	Misonix Inc.	8,120	113
*	Aprea Therapeutics Inc.	4,162	112
*	Rockwell Medical Inc.	49,709	106
*	Progyny Inc.	4,243	106
*	Sientra Inc.	27,292	106
*	X4 Pharmaceuticals Inc.	12,342	105
*	Optinose Inc .	24,113	104
*	Oyster Point Pharma Inc.	3,633	103
*	Cellular Biomedicine Group Inc.	7,351	101
*	Myriad Genetics Inc.	6,962	101
*	CASI Pharmaceuticals Inc.	38,140	101
*	Liquidia Technologies Inc.	10,546	97
*,^	Galectin Therapeutics Inc.	31,804	96
*	IntriCon Corp.	6,767	96
*,^	Zynerba Pharmaceuticals Inc.	18,079	95
*	BioLife Solutions Inc.	5,778	95
*,^	Palatin Technologies Inc.	186,431	95
*	CorMedix Inc.	21,066	93
*	Hanger Inc.	4,877	90
*	iRadimed Corp.	3,807	89
*	Pulse Biosciences Inc.	9,331	85
*	Hookipa Pharma Inc.	7,762	85
*	La Jolla Pharmaceutical Co.	17,533	83
*	Mustang Bio Inc.	21,759	81
*	GlycoMimetics Inc.	27,912	79
*	Minerva Neurosciences Inc.	21,051	78
*	Cyclerion Therapeutics Inc.	19,196	76
*	Tyme Technologies Inc.	49,462	76
*	Satsuma Pharmaceuticals Inc.	2,862	75
*	Savara Inc.	30,292	74
*	Recro Pharma Inc.	16,015	72
*	Frequency Therapeutics Inc.	3,717	69
*,^	Evolus Inc.	15,090	69
*,^	Kaleido Biosciences Inc.	9,302	67
*	Castlight Health Inc. Class B	84,389	66
*	PhaseBio Pharmaceuticals Inc.	10,823	65
*	Lexicon Pharmaceuticals Inc.	33,043	63
*	Aldeyra Therapeutics Inc.	12,667	62
*	Checkpoint Therapeutics Inc.	29,396	62
*	Cerecor Inc.	18,710	60
*	Eloxx Pharmaceuticals Inc.	17,642	60
*	Genesis Healthcare Inc.	69,159	60

*	Mirum Pharmaceuticals Inc.	3,418	58
*	Conformis Inc.	54,481	54
*	Oncocyte Corp.	18,988	52
*	Harpoon Therapeutics Inc.	2,268	49
*	89bio Inc.	1,896	49
*,^	Marker Therapeutics Inc.	21,184	48
*	Verrica Pharmaceuticals Inc.	4,182	48
*,^	Senseonics Holdings Inc.	102,717	48
*	Celcuity Inc.	4,702	46
*	LogicBio Therapeutics Inc.	6,527	45
*	Assembly Biosciences Inc.	2,262	44
*	Option Care Health Inc.	2,889	44
*	Meridian Bioscience Inc.	2,788	43
*,^	Soliton Inc.	4,241	42
*	Organogenesis Holdings Inc. Class A	10,175	42
*	Endo International plc	10,678	41
*	American Renal Associates Holdings Inc.	6,025	37
*	Axcella Health Inc.	6,134	37
*	Cabaletta Bio Inc.	4,212	36
*	Viking Therapeutics Inc.	5,019	36
*,^	Precigen Inc.	15,812	35
*	Calithera Biosciences Inc.	5,627	33
*	Gritstone Oncology Inc.	4,665	30
*	AcelRx Pharmaceuticals Inc.	20,311	28
*	Surgery Partners Inc.	2,090	28
*	EyePoint Pharmaceuticals Inc.	31,692	27
*	Baudax Bio Inc.	6,408	27
*	Millendo Therapeutics Inc.	9,980	27
*	Exagen Inc.	2,170	25
*	Aeglea BioTherapeutics Inc.	2,847	25
*	Centogene NV	1,238	22
*	Tocagen Inc.	16,584	20
*,^	AgeX Therapeutics Inc.	16,618	19
*	Neuronetics Inc.	10,256	19
*	RAPT Therapeutics Inc.	1,009	18
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	20,196	18
*	Sutro Biopharma Inc.	1,602	16
*	Apyx Medical Corp.	3,367	15
*,^	Enochian Biosciences Inc.	4,189	15
*	Galera Therapeutics Inc.	1,226	13
*	Acer Therapeutics Inc.	3,935	12
*	Evelo Biosciences Inc.	2,095	9
*	TCR2 Therapeutics Inc.	858	9
*	Solid Biosciences Inc.	2,716	8
*	Kezar Life Sciences Inc.	1,668	8
*	Tela Bio Inc.	457	6
*	Spero Therapeutics Inc.	376	4
*	Pulse Biosciences Inc. Rights	9,331	4
*	TransEnterix Inc.	7,733	3
*,^,§	Oncternal Therapeutics Inc. CVR	530	1
*	Akorn Inc.	10,195	1
*,§	Synergy Pharmaceuticals Inc.	124,654	1
			275,614
Materials & Processing (6.3%)
*	Trex Co. Inc.	48,270	5,798
*	TopBuild Corp.	27,492	3,153
	Simpson Manufacturing Co. Inc.	36,792	2,946

* RBC Bearings Inc.	19,922	2,802
Balchem Corp.	26,459	2,663
UFP Industries Inc.	43,379	1,984
Quaker Chemical Corp.	10,774	1,841
AAON Inc.	33,745	1,828
* Ingevity Corp.	34,514	1,818
* Builders FirstSource Inc.	87,197	1,815
PolyOne Corp.	71,491	1,771
Advanced Drainage Systems Inc.	35,633	1,580
Compass Minerals International Inc.	28,033	1,351
Innospec Inc.	17,236	1,329
* Novagold Resources Inc.	133,109	1,272
* Masonite International Corp.	19,153	1,271
* Installed Building Products Inc.	18,584	1,195
HB Fuller Co.	31,164	1,172
Comfort Systems USA Inc.	29,854	1,105
Sensient Technologies Corp.	18,367	921
* GCP Applied Technologies Inc.	44,468	896
Mueller Water Products Inc. Class A	76,849	718
* JELD-WEN Holding Inc.	49,527	675
Mueller Industries Inc.	25,046	671
* Ferro Corp.	54,299	653
Patrick Industries Inc.	12,365	641
Chase Corp.	6,002	598
Neenah Inc.	11,440	578
Kaiser Aluminum Corp.	6,637	476
Cleveland-Cliffs Inc.	78,246	408
Myers Industries Inc.	29,250	398
Apogee Enterprises Inc.	18,159	375
Orion Engineered Carbons SA	33,585	371
Materion Corp.	6,821	358
* PGT Innovations Inc.	22,822	311
* GMS Inc.	14,714	301
Louisiana-Pacific Corp.	12,724	300
* US Concrete Inc.	13,194	275
Rexnord Corp.	9,104	274
* Summit Materials Inc. Class A	16,967	258
Boise Cascade Co.	7,540	257
Omega Flex Inc.	2,389	244
Tronox Holdings plc Class A	34,609	230
Worthington Industries Inc.	7,110	213
* Beacon Roofing Supply Inc.	8,438	208
* Koppers Holdings Inc.	11,048	183
Stepan Co.	1,831	178
* Uranium Energy Corp.	147,059	154
* Forterra Inc.	15,309	135
* Kraton Corp.	7,308	111
* Foundation Building Materials Inc.	4,816	64
* Ryerson Holding Corp.	12,662	63
* Marrone Bio Innovations Inc.	42,986	46
* MRC Global Inc.	5,733	34
* Verso Corp.	2,043	29
* UFP Technologies Inc.	543	25
* Amyris Inc.	6,281	23
* Select Interior Concepts Inc. Class A	4,845	16
United States Lime & Minerals Inc.	130	10
* LB Foster Co. Class A	503	6

	Valhi Inc.	1,388	1
			51,380
Other (0.0%)1
*	Selectquote Inc.	910	25
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	3,989	18
*	Zentalis Pharmaceuticals Inc.	282	14
*	ORIC Pharmaceuticals Inc.	179	5
*	Inari Medical Inc.	90	4
*	Keros Therapeutics Inc.	137	4
*	Lyra Therapeutics Inc.	186	3
*,§	Omthera Pharmeceuticals Rights	2,001	1
*,§	NewStar Financial Inc. CVR	2,203	1
*,§	Clinical Data CVR	367	—
			75
Producer Durables (13.5%)
*	Generac Holdings Inc.	50,247	5,591
	MAXIMUS Inc.	52,264	3,764
*	Axon Enterprise Inc.	47,916	3,640
	Tetra Tech Inc.	44,850	3,539
	MSA Safety Inc.	29,002	3,449
	Exponent Inc.	42,522	3,157
*	Proto Labs Inc.	22,147	2,798
*	ASGN Inc.	36,779	2,265
	EMCOR Group Inc.	34,341	2,182
	John Bean Technologies Corp.	25,618	2,105
*	TriNet Group Inc.	36,060	1,938
*	MasTec Inc.	49,249	1,928
*	Casella Waste Systems Inc.	37,671	1,919
*	Aerojet Rocketdyne Holdings Inc.	42,200	1,850
	Applied Industrial Technologies Inc.	31,490	1,826
	Franklin Electric Co. Inc.	35,998	1,826
*	Itron Inc.	28,160	1,814
*	Advanced Disposal Services Inc.	56,256	1,754
*	ExlService Holdings Inc.	27,528	1,684
	Brady Corp. Class A	32,606	1,667
	Brink's Co.	40,978	1,643
	ESCO Technologies Inc.	19,751	1,632
	Insperity Inc.	30,377	1,575
	Albany International Corp.	25,147	1,516
	EnerSys	22,892	1,449
	Badger Meter Inc.	23,489	1,437
*,^	Cimpress plc	15,368	1,385
*	Saia Inc.	12,738	1,381
	Korn Ferry	45,356	1,372
*	Kratos Defense & Security Solutions Inc.	73,801	1,369
	Federal Signal Corp.	46,255	1,348
*	AeroVironment Inc.	17,487	1,239
	Moog Inc. Class A	22,093	1,199
*	SPX Corp.	29,252	1,169
*	Chart Industries Inc.	29,563	1,160
	Forward Air Corp.	23,154	1,150
*	Verra Mobility Corp. Class A	104,703	1,142
	Allegiant Travel Co.	10,686	1,139
	Herman Miller Inc.	48,347	1,113
	Watts Water Technologies Inc. Class A	12,866	1,070
*	OSI Systems Inc.	13,836	1,048

*	Atkore International Group Inc.	39,015	1,047
*	Air Transport Services Group Inc.	47,998	1,034
*,^	Plug Power Inc.	244,894	1,031
	Tennant Co.	14,784	945
*	Vicor Corp.	14,622	892
	CSW Industrials Inc.	12,222	875
	Kadant Inc.	9,027	874
	Covanta Holding Corp.	96,822	871
	Hillenbrand Inc.	33,751	869
	Mesa Laboratories Inc.	3,284	868
	Helios Technologies Inc.	24,081	861
*	Dycom Industries Inc.	20,080	845
	McGrath RentCorp	13,540	755
*	FARO Technologies Inc.	13,371	753
*	Harsco Corp.	64,229	717
	Alamo Group Inc.	6,919	715
	HNI Corp.	27,502	700
	Douglas Dynamics Inc.	18,408	673
	US Ecology Inc.	19,794	666
*	Welbilt Inc.	107,188	652
*	CryoPort Inc.	25,955	638
	Raven Industries Inc.	29,301	629
	Terex Corp.	39,063	614
	Otter Tail Corp.	14,283	613
	ICF International Inc.	9,287	609
	TTEC Holdings Inc.	14,201	602
*,^	Spirit Airlines Inc.	44,056	571
	Kforce Inc.	16,675	504
	Primoris Services Corp.	24,940	416
*	Great Lakes Dredge & Dock Corp.	44,743	415
*	NV5 Global Inc.	8,533	402
	Knoll Inc.	38,041	402
	Enerpac Tool Group Corp. Class A	21,952	393
*	MYR Group Inc.	13,391	386
	Argan Inc.	10,283	380
	Mobile Mini Inc.	11,862	380
	H&E Equipment Services Inc.	20,711	355
	Columbus McKinnon Corp.	11,620	353
	Spartan Motors Inc.	20,118	344
*	FTI Consulting Inc.	2,786	336
	Barrett Business Services Inc.	5,909	300
	Lindsay Corp.	3,136	295
	Luxfer Holdings plc	20,620	288
	Kimball International Inc. Class B	25,356	284
*	Forrester Research Inc.	8,790	276
	Hackett Group Inc.	18,315	253
*	Energy Recovery Inc.	30,610	235
*	Napco Security Technologies Inc.	9,535	217
	Allied Motion Technologies Inc.	5,839	211
	AZZ Inc.	6,601	209
*	Willdan Group Inc.	8,287	203
	Steelcase Inc. Class A	17,350	201
	Barnes Group Inc.	4,669	176
*	Astronics Corp.	19,001	173
*	Franklin Covey Co.	8,044	171
	Pitney Bowes Inc.	70,667	167
	Cubic Corp.	4,043	167

*	Vishay Precision Group Inc.	6,465	153
*	Heritage-Crystal Clean Inc.	8,786	149
*	Transcat Inc.	5,687	142
	Kaman Corp.	3,251	130
*	Radiant Logistics Inc.	32,278	129
*	Thermon Group Holdings Inc.	7,458	120
*	Lawson Products Inc.	3,439	107
*	Huron Consulting Group Inc.	2,279	105
*	Construction Partners Inc. Class A	5,814	103
	Granite Construction Inc.	5,776	102
	Universal Logistics Holdings Inc.	6,695	99
	MTS Systems Corp.	5,298	93
	Gorman-Rupp Co.	3,034	93
*	Blue Bird Corp.	6,149	88
	Resources Connection Inc.	7,654	84
	Triumph Group Inc.	10,136	76
	GasLog Ltd.	22,075	76
*	EVI Industries Inc.	3,797	75
*	IES Holdings Inc.	3,043	71
	EnPro Industries Inc.	1,558	70
	CRA International Inc.	1,700	69
*	Target Hospitality Corp.	27,578	66
*	PRGX Global Inc.	16,529	65
	Advanced Emissions Solutions Inc.	12,226	62
	Deluxe Corp.	2,148	50
*,^	Wrap Technologies Inc.	7,244	47
*	Ducommun Inc.	1,445	47
*	Sterling Construction Co. Inc.	4,923	45
*	Energous Corp.	22,650	44
*	Herc Holdings Inc.	1,390	40
	Heartland Express Inc.	1,775	39
*	Mesa Air Group Inc.	11,618	38
*	PAM Transportation Services Inc.	1,074	37
*	Dorian LPG Ltd.	4,385	36
	Heidrick & Struggles International Inc.	1,577	35
	BG Staffing Inc.	3,292	34
*	American Superconductor Corp.	4,450	32
*	Mayville Engineering Co. Inc.	4,930	30
	Ardmore Shipping Corp.	4,933	29
*	Cross Country Healthcare Inc.	4,112	25
*	General Finance Corp.	3,820	23
	REV Group Inc.	3,522	21
	Miller Industries Inc.	623	18
	Scorpio Bulkers Inc.	778	14
*	Gencor Industries Inc.	1,131	13
	VSE Corp.	512	13
*	Exela Technologies Inc.	29,773	10
*	CECO Environmental Corp.	1,559	8
*	Mistras Group Inc.	2,002	8
	Graham Corp.	462	5
*	Willis Lease Finance Corp.	138	3
			111,114
Technology (18.0%)
*	Five9 Inc.	49,136	5,120
*	Inphi Corp.	36,916	4,639
	Science Applications International Corp.	47,546	4,186
*	Everbridge Inc.	27,310	3,994

*	Mercury Systems Inc.	44,565	3,982
	Cabot Microelectronics Corp.	23,816	3,450
*	Silicon Laboratories Inc.	35,314	3,307
*	Q2 Holdings Inc.	38,930	3,216
*	Qualys Inc.	27,655	3,189
*	J2 Global Inc.	38,298	2,999
*	Envestnet Inc.	39,637	2,878
*	Novanta Inc.	27,667	2,842
*	Semtech Corp.	49,702	2,643
*	Blackline Inc.	35,512	2,639
*	ACI Worldwide Inc.	94,588	2,609
*	Lattice Semiconductor Corp.	103,607	2,577
	Power Integrations Inc.	23,267	2,521
*	Box Inc.	120,204	2,402
*	Verint Systems Inc.	51,609	2,393
	Blackbaud Inc.	40,139	2,353
*	II-VI Inc.	47,700	2,267
*	Viavi Solutions Inc.	188,616	2,186
*	Acacia Communications Inc.	31,180	2,105
*	Advanced Energy Industries Inc.	31,245	2,088
*	Varonis Systems Inc.	24,622	2,078
	Brooks Automation Inc.	51,500	2,058
*	Appfolio Inc.	12,906	2,046
*	Rapid7 Inc.	40,457	1,978
*	SPS Commerce Inc.	28,726	1,958
*	LivePerson Inc.	51,057	1,912
*	Cornerstone OnDemand Inc.	46,740	1,806
*	Bottomline Technologies DE Inc.	35,566	1,800
*	Fabrinet	27,515	1,759
*	iRobot Corp.	22,787	1,680
*	Alarm.com Holdings Inc.	34,839	1,648
*	Rogers Corp.	15,195	1,645
*	Sailpoint Technologies Holdings Inc.	70,398	1,607
*	Cargurus Inc.	61,557	1,599
*,^	Appian Corp. Class A	27,969	1,593
	Progress Software Corp.	36,996	1,495
*	SVMK Inc.	71,298	1,437
	InterDigital Inc.	25,603	1,407
*	CommVault Systems Inc.	34,269	1,387
*	Workiva Inc.	30,150	1,343
	NIC Inc.	54,100	1,302
*	Altair Engineering Inc. Class A	32,798	1,282
	CSG Systems International Inc.	27,018	1,279
*	Yext Inc.	79,057	1,248
*	Yelp Inc.	56,307	1,224
*	Bandwidth Inc. Class A	11,005	1,220
*	Inovalon Holdings Inc. Class A	59,752	1,125
*	PROS Holdings Inc.	27,415	1,068
*	Tenable Holdings Inc.	30,906	966
*	Glu Mobile Inc.	95,582	954
*	MaxLinear Inc.	54,240	939
*	Perficient Inc.	26,216	892
*	Model N Inc.	27,230	875
*	Zuora Inc. Class A	72,581	872
*	ForeScout Technologies Inc.	35,547	839
*	MicroStrategy Inc.	6,669	830
*	ePlus Inc.	9,651	711

*	Virtusa Corp.	23,601	710
*	Upland Software Inc.	18,829	651
*	Schrodinger Inc.	9,439	646
*	Parsons Corp.	15,824	643
*	Ambarella Inc.	10,654	604
	Shutterstock Inc.	15,718	596
*	nLight Inc.	27,341	589
*	Upwork Inc.	47,350	589
*	CEVA Inc.	16,505	569
*	Insight Enterprises Inc.	10,587	543
*	TechTarget Inc.	19,026	523
	Simulations Plus Inc.	9,836	498
*	Vocera Communications Inc.	25,369	498
*	Groupon Inc.	373,312	476
*	Tucows Inc. Class A	7,787	468
	Ebix Inc.	19,210	430
*	Rubicon Project Inc.	66,929	420
*	Digital Turbine Inc.	64,628	415
*	Everi Holdings Inc.	65,954	410
*	Diodes Inc.	8,203	399
*	OneSpan Inc.	19,315	392
*	EverQuote Inc. Class A	7,252	391
*	Domo Inc.	14,689	372
	Plantronics Inc.	27,970	364
*	MobileIron Inc.	80,544	364
*	Impinj Inc.	13,674	353
*	Blucora Inc.	29,020	353
*	Sanmina Corp.	12,963	345
	VirnetX Holding Corp.	50,569	336
*	Unisys Corp.	28,916	328
*	Agilysys Inc.	17,034	328
*	Extreme Networks Inc.	95,836	316
*	Benefitfocus Inc.	24,489	312
*	ChannelAdvisor Corp.	21,996	307
*	Mitek Systems Inc.	32,830	306
*	Zix Corp.	44,018	296
*	Onto Innovation Inc.	9,228	287
*	Calix Inc.	19,911	281
*	A10 Networks Inc.	40,868	278
	American Software Inc. Class A	13,926	271
*	Ping Identity Holding Corp.	9,328	264
*	Eventbrite Inc. Class A	30,104	259
*	Brightcove Inc.	31,586	254
*,^	PAR Technology Corp.	9,532	238
*	Adesto Technologies Corp.	19,370	234
*	Meet Group Inc.	35,996	222
	NVE Corp.	3,668	222
	QAD Inc. Class A	4,853	222
*	Endurance International Group Holdings Inc.	59,464	213
*	Ooma Inc.	16,571	208
*	Plexus Corp.	3,214	206
	Loral Space & Communications Inc.	10,573	199
*	TrueCar Inc.	73,254	198
*	Limelight Networks Inc.	38,374	190
*,^	Akoustis Technologies Inc.	24,828	183
	Perspecta Inc.	8,243	183
*	Intelligent Systems Corp.	5,645	181

*	eGain Corp.	16,985	177
*,^	Sprout Social Inc. Class A	6,401	176
*	Avid Technology Inc.	23,347	165
*	Iteris Inc.	33,863	163
*	Digimarc Corp.	9,126	157
*	Diebold Nixdorf Inc.	32,645	156
*	ShotSpotter Inc.	6,706	156
*	Cloudera Inc.	12,780	131
*	Clearfield Inc.	9,406	130
*	DSP Group Inc.	6,591	119
	Xperi Corp.	8,184	113
*	FormFactor Inc.	4,413	111
*	Casa Systems Inc.	23,445	102
*	Ichor Holdings Ltd.	4,088	93
*	SharpSpring Inc.	8,859	88
*	Rimini Street Inc.	17,214	79
*	Telenav Inc.	14,127	70
*	Airgain Inc.	7,232	65
*	SiTime Corp.	1,798	54
*	Majesco	6,184	43
*	DASAN Zhone Solutions Inc.	5,894	43
	AstroNova Inc.	5,848	38
*,^	Phunware Inc.	25,896	33
*	PDF Solutions Inc.	1,947	33
*,^	Ideanomics Inc.	76,587	30
*	Travelzoo	4,390	27
*	Coda Octopus Group Inc.	4,604	26
*	Waitr Holdings Inc.	8,057	20
*	Kimball Electronics Inc.	1,215	17
*	Cambium Networks Corp.	2,335	10
*	SecureWorks Corp. Class A	735	10
*	KVH Industries Inc.	743	7
*	Sonim Technologies Inc.	8,163	7
			148,029
Utilities (2.7%)
	Cogent Communications Holdings Inc.	34,855	2,667
	American States Water Co.	30,144	2,472
	Shenandoah Telecommunications Co.	39,394	2,073
	California Water Service Group	37,265	1,751
*	Vonage Holdings Corp.	125,853	1,212
	Chesapeake Utilities Corp.	13,133	1,186
*	Evoqua Water Technologies Corp.	62,185	1,170
*	8x8 Inc.	79,446	1,155
	SJW Group	14,084	885
	TerraForm Power Inc. Class A	46,307	851
	Ormat Technologies Inc.	11,615	846
	Middlesex Water Co.	11,951	811
	MGE Energy Inc.	10,391	705
*	Boingo Wireless Inc.	35,947	493
*	Anterix Inc.	8,866	475
	York Water Co.	9,582	425
	El Paso Electric Co.	5,649	384
	Southwest Gas Holdings Inc.	5,008	380
	South Jersey Industries Inc.	10,599	301
	Northwest Natural Holding Co.	3,658	235
*,^	GTT Communications Inc.	27,935	223
	New Jersey Resources Corp.	5,346	188

*	Pure Cycle Corp.			15,742	160
*	ORBCOMM Inc.			47,290	130
*	Atlantic Power Corp.			55,797	117
*	Sunnova Energy International Inc.			7,358	110
	Global Water Resources Inc.			10,077	108
*,^	Gogo Inc.			45,275	94
	Spark Energy Inc. Class A			9,804	81
*	IDT Corp. Class B			10,605	67
	Genie Energy Ltd. Class B			4,483	39
*,^	Pareteum Corp.			49,957	22
					21,816
	Total Common Stocks (Cost $742,477)				819,789
		Coupon
	Temporary Cash Investments (2.4%)
	Money Market Fund (2.4%)
	2,3 Vanguard Market Liquidity Fund	0.307%		194,188	19,419

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.210%	9/15/20	93	93
	Total Temporary Cash Investments (Cost $19,508)				19,512
	Total Investments (102.3%) (Cost $761,985)				839,301
	Other Assets and Liabilities -Net (-2.3%)3				(18,496)
	Net Assets (100%)				820,805
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,728,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $19,182,000 was received for securities on loan, of which $19,087,000 is held in Vanguard Market
Liquidity Fund and $95,000 is held in cash.
4 Securities with a value of $25,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	3	209	18

Russell 2000 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty i nstead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

Russell 2000 Growth Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	819,745	4	40	819,789
Temporary Cash Investments	19,419	93	—	19,512
Total	839,164	97	40	839,301
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1 Represents variation margin on the last day of the reporting period.